Reconciliation of Accrued Unrecognized Tax Benefits (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Schedule of Unrecognized Tax Benefits [Line Items]
Beginning balance	27,385	$ 23,029	143,473	$ 23,029	143,473
Incurred during the year	116,088
Ending balance	143,473	$ 23,029	143,473	$ 23,029	143,473